RELATED PARTY TRANSACTIONS 10K (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Transactional warrants under the terms of our financial advisor agreement with HC
In connection with the issuance of convertible debt in 2012 we issued the transactional warrants listed below under the terms of our financial advisor agreement with HC.

Date of Warrants	Number of Shares Under Warrants	Exercise Price of Warrant	Expiration Date of Warrant
		(1)
January 2012	1,250	Exercisable immediately at $30.00 per share (2)	January 2017
January 2012	5,563	Exercisable immediately at $20.00 per share (2)	January 2017
May 2012	63	Exercisable immediately at $20.00 per share (2)	May 2017
July 2012	711	Exercisable immediately at $14.00 per share	July 2017
August 2012	268	Exercisable immediately at $14.00 per share	August 2017

(1)	As a result of the July 31, 2012, issuances of convertible debt and related warrants, the exercise prices on these transactional warrants were reduced under the full ratchet antidilution provisions included in the transactional warrants, to $14.00 per share and the number of underlying shares increased to equal the number of original underlying shares times the initial exercise price divided by $14.00 per share.
(2)	In 2013, in connection with the Exchange, these warrants were cancelled in exchange for 75,377 shares of our common stock (with a fair value of $0.3 million at time of the Exchange), however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock. If shareholders do not approve an increase to the authorized number of shares of common stock by July 1, 2014, the interest rate on the replacement notes will increase from 5% to 10%.

Other transactions and balances with HC and Halpern Entities
Other transactions with Mr. Halpern, HC and Halpern Entities are summarized below (in thousands):

	2013	2012
Success fees earned by HC under financial advisor agreement payable in cash	$-	$164
Interest earned on convertible debt	306	243
Interest paid on convertible debt	288	242
Payments to HC relevant to HC's class 6 general unsecured creditor claim	-	256